Income Taxes - Effective income tax rate reconciliation (Details)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Income tax provision	0.00%	0.00%
Graf Acquisition Corp. IV [Member]
Statutory Federal income tax rate			21.00%	21.00%
Offering Costs			(0.70%)	0.00%
Loss upon issuance of private placement warrants			(88.10%)	0.00%
Gain on settlement of deferred underwriting commissions			0.00%	(0.80%)
Change in fair value of warrant liabilities			120.10%	(21.70%)
Change in Valuation Allowance			(52.30%)	10.80%
Income tax provision			0.00%	9.30%